Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Balances and Amounts of VIEs and Subsidiaries Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions Among VIEs and Subsidiaries within Group
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries were included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	2,348	2,879	452
Short-term investments, net	6,930	2,986	469
Accounts receivable, net	6,151	7,490	1,175
Others	8,560	8,074	1,268

Total current assets	23,989	21,429	3,364

Fixed assets, net	4,978	8,905	1,397
Intangible assets, net	1,499	1,614	253
Licensed copyrights, net	993	2,289	359
Produced content, net	6,130	10,426	1,636
Long-term investments, net	20,707	23,104	3,626
Operating lease right-of-use assets	6,460	7,076	1,110
Others	7,717	10,697	1,678

Total non-current assets	48,484	64,111	10,059

Total	72,473	85,540	13,423

Liabilities
Accounts payable and accrued liabilities	14,363	18,352	2,880
Customer deposits and deferred revenue	5,991	6,050	949
Operating lease liabilities	2,068	2,619	411
Others	2,629	3,571	561

Total current third-party liabilities	25,051	30,592	4,801

Operating lease liabilities	4,376	5,253	824
Others	1,143	1,033	162

Total non-current third-party liabilities	5,519	6,286	986

Amounts due to the Company and its non-VIE subsidiaries, net	19,592	28,632	4,493

Total	50,162	65,510	10,280

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	51,988	52,666	61,380	9,632
Net (loss) income	(2,950)	2,091	(220)	(35)
Net cash provided by operating activities	1,649	4,616	4,121	647
Net cash used in investing activities	(4,829)	(8,382)	(7,551)	(1,185)
Net cash provided by financing activities	3,604	3,859	3,999	628